Revenue, Other Income and Gains - Summary of Revenue Recognized From Performance Obligation Satisfied in Previous Periods (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
License and collaboration revenue
Revenue recognized from performance obligation satisfied in previous periods	$ 5,737
Licensing of intellectual property
License and collaboration revenue
Revenue recognized from performance obligation satisfied in previous periods	1,122
JSC service
License and collaboration revenue
Revenue recognized from performance obligation satisfied in previous periods	$ 4,615